UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT International Growth Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (96.9%)(a)
		Shares	Value

Aerospace and defense (2.1%)

Embraer SA ADR (Brazil)		6,100	$217,587

European Aeronautic Defence and Space Co. NV (France)		7,298	371,391

Safran SA (France)		13,577	605,561

			1,194,539
Air freight and logistics (0.7%)

Deutsche Post AG (Germany)		16,820	387,554

			387,554
Airlines (0.7%)

Deutsche Lufthansa AG (Germany)		4,195	81,924

Japan Airlines Co., Ltd. (Japan)(NON)		6,400	298,562

			380,486
Auto components (2.0%)

Bridgestone Corp. (Japan)		16,700	563,377

Delphi Automotive PLC (United Kingdom)		13,000	577,200

			1,140,577
Automobiles (2.4%)

Bayerische Motoren Werke (BMW) AG (Germany)		1,511	130,371

Daimler AG (Registered Shares) (Germany)		7,864	427,866

Maruti Suzuki India, Ltd. (India)		11,137	262,881

Nissan Motor Co., Ltd. (Japan)		57,100	553,276

			1,374,394
Beverages (5.1%)

Anheuser-Busch InBev NV (Belgium)		8,286	820,504

Fomento Economico Mexicano SAB de CV ADR (Mexico)		4,000	454,000

Pernod-Ricard SA (France)		6,628	825,907

SABMiller PLC (United Kingdom)		15,310	805,823

			2,906,234
Biotechnology (0.4%)

Grifols SA ADR (Spain)(NON)		7,680	222,797

			222,797
Building products (0.2%)

Daikin Industries, Ltd. (Japan)		3,000	118,332

			118,332
Capital markets (1.9%)

Ashmore Group PLC (United Kingdom)		61,240	325,679

KKR & Co. LP		21,800	421,176

UBS AG (Switzerland)		21,022	322,206

			1,069,061
Chemicals (4.0%)

Agrium, Inc. (Canada)		2,100	204,750

Akzo Nobel NV (Netherlands)		6,054	389,045

BASF SE (Germany)		7,186	629,321

Monsanto Co.		4,100	433,083

Syngenta AG (Switzerland)		1,110	463,036

Tronox, Ltd. Class A		6,000	118,860

			2,238,095
Commercial banks (5.8%)

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)		21,262	184,324

Barclays PLC (United Kingdom)		188,499	833,897

China Construction Bank Corp. (China)		206,000	168,719

Credicorp, Ltd. (Peru)(S)		700	116,235

Grupo Financiero Banorte SAB de CV (Mexico)		64,900	520,242

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)		36,900	222,426

Sberbank of Russia ADR (Russia)		45,176	579,156

Societe Generale SA (France)(NON)		11,645	382,583

UniCredit SpA (Italy)(NON)		57,874	247,039

			3,254,621
Commercial services and supplies (1.8%)

Regus PLC (United Kingdom)		205,048	494,446

Tyco International, Ltd.		17,125	548,000

			1,042,446
Computers and peripherals (2.0%)

Gemalto NV (Netherlands)		3,692	322,053

Pegatron Corp. (Taiwan)(NON)		228,000	351,042

SanDisk Corp.(NON)		8,385	461,175

			1,134,270
Construction and engineering (2.3%)

ACS Actividades de Construccion y Servicios SA (Spain)		4,508	105,199

China Communications Construction Co., Ltd. (China)		687,000	640,861

Jaypee Infratech, Ltd. (India)(NON)		182,243	133,286

Surya Semesta Internusa Tbk PT (Indonesia)		2,573,500	429,439

			1,308,785
Construction materials (0.9%)

China Shanshui Cement Group, Ltd. (China)		317,000	182,937

PT Indocement Tunggal Prakarsa Tbk (Indonesia)		139,500	334,847

			517,784
Diversified financial services (2.9%)

Citigroup, Inc.		6,400	283,136

ING Groep NV GDR (Netherlands)(NON)		59,920	425,289

ORIX Corp. (Japan)		74,800	955,396

			1,663,821
Diversified telecommunication services (0.5%)

TalkTalk Telecom Group PLC (United Kingdom)		67,578	279,704

			279,704
Electrical equipment (0.7%)

Mitsubishi Electric Corp. (Japan)		46,000	375,280

			375,280
Electronic equipment, instruments, and components (1.0%)

Hon Hai Precision Industry Co., Ltd. (Taiwan)		111,000	308,195

Yokogawa Electric Corp. (Japan)		24,900	250,382

			558,577
Energy equipment and services (1.8%)

Ezion Holdings, Ltd. (Singapore)		203,000	356,152

Halliburton Co.		11,400	460,674

Petrofac, Ltd. (United Kingdom)		10,496	228,537

			1,045,363
Food and staples retail (0.7%)

Magnit OJSC (Russia)		1,983	382,576

			382,576
Food products (4.1%)

Associated British Foods PLC (United Kingdom)		16,577	478,822

Kerry Group PLC Class A (Ireland)		10,554	628,879

Nestle SA (Switzerland)		16,663	1,205,009

			2,312,710
Gas utilities (0.8%)

Tokyo Gas Co., Ltd. (Japan)		83,000	448,639

			448,639
Health-care equipment and supplies (1.3%)

Covidien PLC		7,848	532,408

Sartorius AG (Preference) (Germany)		2,052	219,635

			752,043
Hotels, restaurants, and leisure (2.0%)

Compass Group PLC (United Kingdom)		86,723	1,107,537

			1,107,537
Household durables (1.4%)

Persimmon PLC (United Kingdom)		24,926	404,871

Coway Co., Ltd. (South Korea)		8,090	359,786

			764,657
Household products (0.7%)

Henkel AG & Co. KGaA (Preference) (Germany)		4,365	420,149

			420,149
Industrial conglomerates (0.9%)

Siemens AG (Germany)		4,582	493,545

			493,545
Insurance (3.8%)

AIA Group, Ltd. (Hong Kong)		159,400	698,676

Prudential PLC (United Kingdom)		68,967	1,116,034

Tokio Marine Holdings, Inc. (Japan)		11,200	323,733

			2,138,443
Internet software and services (0.4%)

Yandex NV Class A (Russia)(NON)		9,900	228,888

			228,888
IT Services (1.1%)

InterXion Holding NV (Netherlands)(NON)		10,700	259,154

Visa, Inc. Class A(S)		2,300	390,632

			649,786
Machinery (0.4%)

Shanghai Prime Machinery Co., Ltd. (China)		1,512,000	200,751

			200,751
Media (2.4%)

Global Mediacom Tbk PT (Indonesia)		1,662,000	398,813

Virgin Media, Inc. (United Kingdom)		5,900	288,923

WPP PLC (United Kingdom)		40,609	647,268

			1,335,004
Metals and mining (4.4%)

Barrick Gold Corp. (Canada)		8,300	243,808

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)		15,200	503,120

Goldcorp, Inc. (Canada)		23,086	776,768

Rio Tinto, Ltd. (Australia)		7,799	465,984

ThyssenKrupp AG (Germany)(NON)		3,981	80,960

Xstrata PLC (United Kingdom)		24,287	394,123

			2,464,763
Multi-utilities (0.5%)

Centrica PLC (United Kingdom)		49,533	276,742

			276,742
Multiline retail (1.0%)

Matahari Department Store Tbk PT (Indonesia)(NON)		96,500	109,236

PPR SA (France)		2,017	443,154

			552,390
Oil, gas, and consumable fuels (5.1%)

BG Group PLC (United Kingdom)		49,009	840,729

Origin Energy, Ltd. (Australia)		40,671	564,209

Royal Dutch Shell PLC Class A (United Kingdom)		15,970	516,615

Suncor Energy, Inc. (Canada)		18,800	563,343

Tullow Oil PLC (United Kingdom)		20,681	386,826

			2,871,722
Pharmaceuticals (8.2%)

Astellas Pharma, Inc. (Japan)		18,300	987,111

Bayer AG (Germany)		6,432	663,464

GlaxoSmithKline PLC (United Kingdom)		21,814	509,940

Merck KGaA (Germany)		3,298	497,582

Sanofi (France)		12,053	1,224,733

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)(NON)		167,500	303,240

Shire PLC (United Kingdom)		14,681	447,033

			4,633,103
Real estate management and development (1.9%)

Mitsubishi Estate Co., Ltd. (Japan)		21,000	595,066

Realogy Holdings Corp.(NON)		1,935	94,505

Sun Hung Kai Properties, Ltd. (Hong Kong)		29,000	391,441

			1,081,012
Semiconductors and semiconductor equipment (2.4%)

ASML Holding NV ADR (Netherlands)		7,322	497,969

NXP Semiconductor NV(NON)		7,500	226,950

SK Hynix, Inc. (South Korea)(NON)		24,500	648,611

			1,373,530
Software (2.0%)

SAP AG (Germany)		14,291	1,144,933

			1,144,933
Specialty retail (0.4%)

Kingfisher PLC (United Kingdom)		12,945	56,608

Tom Tailor Holding AG (Germany)		7,068	159,096

			215,704
Textiles, apparel, and luxury goods (1.8%)

Cie Financiere Richemont SA (Switzerland)		10,404	816,494

Prada SpA (Italy)		21,600	221,088

			1,037,582
Thrifts and mortgage finance (0.9%)

Housing Development Finance Corp., Ltd. (HDFC) (India)(NON)		33,218	505,977

			505,977
Tobacco (3.7%)

British American Tobacco (BAT) PLC (United Kingdom)		21,069	1,129,109

Japan Tobacco, Inc. (Japan)		30,800	985,777

			2,114,886
Trading companies and distributors (2.1%)

ITOCHU Corp. (Japan)		24,300	298,077

Mitsui & Co., Ltd. (Japan)		31,800	447,256

Wolseley PLC (United Kingdom)		8,777	436,494

			1,181,827
Transportation infrastructure (0.5%)

TAV Havalimanlari Holding AS (Turkey)		47,463	305,612

			305,612
Water utilities (0.7%)

Beijing Enterprises Water Group, Ltd. (China)		830,000	247,183

Hyflux, Ltd. (Singapore)(S)		141,000	166,210

			413,393
Wireless telecommunication services (2.1%)

Softbank Corp. (Japan)		7,600	350,208

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)		42,418	284,850

Vodafone Group PLC (United Kingdom)		197,032	558,645

			1,193,703

Total common stocks (cost $46,151,510)			$54,814,327

PREFERRED STOCKS (1.8%)(a)
		Shares	Value

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)		1,315	$1,028,678

Total preferred stocks (cost $933,389)			$1,028,678

PURCHASED EQUITY OPTIONS OUTSTANDING (—%)(a)
	Expiration	Contract
	date/strike	amount	Value

AIA Group, Ltd. (Put)	Apr-13/$33.52	26,000	$570

European Aeronautic Defence and Space Co. NV (Put)	Apr-13/40.93	2,092	3,997

Pernod-Ricard SA (Put)(F)	Apr-13/97.62	1,773	3,591

SABMiller PLC (Put)	Apr-13/34.41	4,319	1,647

Sun Hung Kai Properties, Ltd. (Put)	Apr-13/102.02	17,000	338

Total purchased equity options outstanding (cost $12,781)			$10,143

SHORT-TERM INVESTMENTS (2.1%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)		393,975	$393,975

SSgA Prime Money Market Fund 0.02%(P)		237,000	237,000

U.S. Treasury Bills with an effective yield of 0.13%, March 6, 2014(SEGSF)		$111,000	110,864

U.S. Treasury Bills with an effective yield of 0.15%, February 6, 2014(SEGSF)		261,000	260,659

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014(SEGSF)		96,000	95,902

U.S. Treasury Bills with an effective yield of 0.16%, July 25, 2013		74,000	73,963

U.S. Treasury Bills with an effective yield of 0.17%, May 30, 2013		20,000	19,994

Total short-term investments (cost $1,192,357)			$1,192,357

TOTAL INVESTMENTS

Total investments (cost $48,290,037)(b)			$57,045,505

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $64,408,609) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/17/13	$1,616,672	$1,610,405	$(6,267)
	British Pound	Buy	6/19/13	292,681	288,819	3,862
	Canadian Dollar	Sell	4/17/13	14,367	14,581	214
	Euro	Buy	6/19/13	3,109,184	3,147,921	(38,737)
	Swedish Krona	Buy	6/19/13	1,016,001	1,023,490	(7,489)
Barclays Bank PLC
	Australian Dollar	Buy	4/17/13	142,696	142,157	539
	British Pound	Sell	6/19/13	2,063,499	2,039,055	(24,444)
	Canadian Dollar	Sell	4/17/13	204,291	207,575	3,284
	Euro	Sell	6/19/13	316,793	321,233	4,440
	Hong Kong Dollar	Buy	5/15/13	728,011	728,844	(833)
	Japanese Yen	Sell	5/15/13	205,726	207,539	1,813
	Norwegian Krone	Sell	6/19/13	446,220	451,207	4,987
	Singapore Dollar	Buy	5/15/13	313,816	314,275	(459)
	Swedish Krona	Buy	6/19/13	194,005	195,683	(1,678)
	Swiss Franc	Sell	6/19/13	303,471	305,037	1,566
Citibank, N.A.
	Australian Dollar	Buy	4/17/13	246,495	245,544	951
	British Pound	Buy	6/19/13	1,656,146	1,636,407	19,739
	Canadian Dollar	Sell	4/17/13	793,449	806,123	12,674
	Danish Krone	Buy	6/19/13	1,143,668	1,160,886	(17,218)
	Euro	Sell	6/19/13	1,846,503	1,872,236	25,733
	Singapore Dollar	Buy	5/15/13	114,899	115,112	(213)
Credit Suisse International
	Australian Dollar	Buy	4/17/13	235,782	234,850	932
	British Pound	Sell	6/19/13	2,358,610	2,328,654	(29,956)
	Canadian Dollar	Sell	4/17/13	985,242	1,001,350	16,108
	Euro	Sell	6/19/13	2,069,925	2,098,845	28,920
	Japanese Yen	Buy	5/15/13	1,393,231	1,418,630	(25,399)
	Norwegian Krone	Buy	6/19/13	447,158	452,041	(4,883)
	Swiss Franc	Sell	6/19/13	2,135,577	2,146,730	11,153
Deutsche Bank AG
	Australian Dollar	Buy	4/17/13	534,800	532,675	2,125
	Canadian Dollar	Buy	4/17/13	584,040	593,559	(9,519)
	Euro	Buy	6/19/13	1,291,154	1,309,344	(18,190)
	Swedish Krona	Buy	6/19/13	418,513	421,917	(3,404)
Goldman Sachs International
	Euro	Sell	6/19/13	1,364,773	1,383,053	18,280
	Japanese Yen	Sell	5/15/13	598,348	609,259	10,911
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/17/13	1,831,029	1,822,125	8,904
	British Pound	Buy	6/19/13	1,576,710	1,557,534	19,176
	Euro	Buy	6/19/13	656,671	666,306	(9,635)
	Norwegian Krone	Buy	6/19/13	213,167	215,444	(2,277)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/17/13	2,014,912	2,007,140	7,772
	British Pound	Buy	6/19/13	1,876,985	1,854,713	22,272
	Canadian Dollar	Buy	4/17/13	240,505	236,180	4,325
	Euro	Sell	6/19/13	3,853,710	3,907,748	54,038
	Japanese Yen	Buy	5/15/13	412,927	420,519	(7,592)
	Norwegian Krone	Buy	6/19/13	1,024,576	1,035,716	(11,140)
	Swiss Franc	Buy	6/19/13	1,850,770	1,860,307	(9,537)
Royal Bank of Scotland PLC (The)
	Euro	Sell	6/19/13	883,812	894,691	10,879
	Japanese Yen	Sell	5/15/13	229,003	235,974	6,971
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/17/13	1,225,297	1,220,547	4,750
	Canadian Dollar	Buy	4/17/13	632,653	642,784	(10,131)
	Euro	Buy	6/19/13	42,838	43,425	(587)
	Israeli Shekel	Buy	4/17/13	222,974	218,981	3,993
	Norwegian Krone	Sell	6/19/13	417,935	422,600	4,665
UBS AG
	Australian Dollar	Sell	4/17/13	975,682	971,759	(3,923)
	British Pound	Sell	6/19/13	2,458,095	2,429,859	(28,236)
	Canadian Dollar	Buy	4/17/13	601,655	607,661	(6,006)
	Euro	Buy	6/19/13	1,750,439	1,774,540	(24,101)
	Norwegian Krone	Sell	6/19/13	591,568	598,061	6,493
	Swedish Krona	Buy	6/19/13	379,583	382,708	(3,125)
	Swiss Franc	Buy	6/19/13	1,018,915	1,024,005	(5,090)
WestPac Banking Corp.
	Australian Dollar	Sell	4/17/13	1,892,912	1,887,954	(4,958)
	British Pound	Sell	6/19/13	40,097	39,617	(480)
	Canadian Dollar	Sell	4/17/13	395,790	402,178	6,388
	Euro	Buy	6/19/13	3,440,469	3,488,819	(48,350)
	Japanese Yen	Sell	5/15/13	170,502	173,678	3,176

Total						$(31,824)

WRITTEN EQUITY OPTIONS OUTSTANDING at 3/31/13 (premiums $12,781) (Unaudited)

	Expiration	Contract
	Date/strike	amount	Value

AIA Group, Ltd. (Call)	Apr-13/$33.52	26,000	$2,267
European Aeronautic Defence and Space Co. NV (Call)	Apr-13/40.93	2,092	700
Pernod-Ricard SA (Call)	Apr-13/97.62	1,773	2,909
SABMiller PLC (Call)	Apr-13/34.41	4,319	3,197
Sun Hung Kai Properties, Ltd. (Call)	Apr-13/102.02	17,000	6,517

Total			$15,590

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $56,548,779.
(b)	The aggregate identified cost on a tax basis is $48,631,453, resulting in gross unrealized appreciation and depreciation of $9,256,625 and $842,573, respectively, or net unrealized appreciation of $8,414,052.
(NON)	Non-income-producing security.
	Affiliated company. Transactions during the period with Putnam Money Market Liquidity Fund and Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$579,356	$1,195,370	$1,774,726	$94	$—
	Putnam Short Term Investment Fund *	—	1,973,522	1,973,522	36	—
	Totals	$579,356	$3,168,892	$3,748,248	$130	$—
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $386,222.
	The fund received cash collateral of $393,975, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,013,764 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	23.3%
	Japan	13.8
	Germany	9.5
	United States	8.0
	France	6.8
	Switzerland	5.0
	South Korea	3.6
	Netherlands	3.4
	Canada	3.2
	Indonesia	3.1
	China	3.1
	Russia	2.1
	Hong Kong	1.9
	Australia	1.8
	Mexico	1.7
	India	1.6
	Belgium	1.5
	Taiwan	1.2
	Ireland	1.1
	Turkey	1.0
	Singapore	0.9
	Spain	0.9
	Italy	0.8
	Other	0.7

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $199,527 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $136,853.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$5,168,624	$2,359,221	$—
Consumer staples	7,150,778	985,777	—
Energy	2,996,724	920,361	—
Financials	5,851,501	3,861,434	—
Health care	4,317,592	1,290,351	—
Industrials	4,047,313	2,941,844	—
Information technology	3,531,754	1,558,230	—
Materials	4,236,874	983,768	—
Telecommunication services	1,123,199	350,208	—
Utilities	276,742	862,032	—
Total common stocks	38,701,101	16,113,226	—
Preferred stocks	—	1,028,678	—
Purchased equity options outstanding	—	10,143	—
Short-term investments	237,000	955,357	—

Totals by level	$38,938,101	$18,107,404	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(31,824)	$—
Written equity options outstanding	—	(15,590)	—

Totals by level	$—	$(47,414)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$332,033	$363,857
Equity contracts	10,143	15,590

Total	$342,176	$379,447

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)	38,000
Written equity option contracts (number of contracts)	38,000
Forward currency contracts (contract amount)	$69,400,000
* For the reporting period, the transaction volume was minimal.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013